Document and Entity Information	Dec. 12, 2018
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	M FUND INC
Central Index Key	0000948258
Amendment Flag	false
Document Creation Date	Dec. 12, 2018
Document Effective Date	Dec. 12, 2018
Prospectus Date	May 01, 2018